Subsequent Events Acquisition (Details) - Subsequent Event [Member] $ in Millions	Jan. 27, 2017 USD ($) shares
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	80.10%
Payments to Acquire Businesses, Gross	$ 1.1
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,205,883
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 0.8